MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 94.8%
Australia – 1.0%
41,496	CSL Ltd. (Biotechnology)	$ 8,534,424

Belgium – 0.6%
62,560	KBC Group NV (Banks)	4,590,360

Brazil – 0.2%
348,660	Ambev SA ADR (Beverages)	1,450,426

Canada – 4.3%
33,860	Canadian Imperial Bank of Commerce (Banks)	2,761,199
62,705	Canadian National Railway Co. (Road & Rail)	5,859,155
26,687	Canadian Pacific Railway Ltd. (Road & Rail)	7,093,672
63,108	Dollarama, Inc. (Multiline Retail)	2,150,174
54,994	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	1,523,825
180,892	Manulife Financial Corp. (Insurance)	3,523,799
19,240	Shopify, Inc. Class A* (IT Services)	8,959,298
124,665	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3,810,412

		35,681,534

China – 2.0%
77,654	Baidu, Inc. ADR* (Interactive Media & Services)	9,594,928
206,000	Beijing Capital International Airport Co. Ltd. Class H (Transportation Infrastructure)	165,915
518,475	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	1,687,080
115,340	Tencent Holdings Ltd. (Interactive Media & Services)	5,500,584

		16,948,507

Denmark – 1.5%
15,913	Carlsberg A/S Class B (Beverages)	2,323,834
40,925	DSV PANALPINA A/S (Air Freight & Logistics)	4,443,176
93,646	Novo Nordisk A/S Class B (Pharmaceuticals)	5,700,387

		12,467,397

France – 11.1%
272,948	Air France-KLM* (Airlines)	2,528,627
57,138	Air Liquide SA (Chemicals)	8,261,551
118,465	BNP Paribas SA (Banks)	6,286,644
311,792	Carrefour SA (Food & Staples Retailing)	5,276,047
116,211	Danone SA (Food Products)	9,299,719

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
9,281	Dassault Systemes SE (Software)	$ 1,606,669
192,662	Engie SA (Multi-Utilities)	3,316,350
63,512	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	9,403,491
826	Hermes International (Textiles, Apparel & Luxury Goods)	616,796
13,451	Ingenico Group SA (Electronic Equipment, Instruments & Components)	1,564,258
11,342	L’Oreal SA (Personal Products)	3,154,728
34,077	Legrand SA (Electrical Equipment)	2,726,557
28,289	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	12,319,071
52,603	Pernod Ricard SA (Beverages)	9,107,518
83,608	Schneider Electric SE (Electrical Equipment)	8,337,931
166,670	TOTAL SA (Oil, Gas & Consumable Fuels)	8,115,278

		91,921,235

Germany – 9.6%
13,352	adidas AG (Textiles, Apparel & Luxury Goods)	4,220,755
200,701	BASF SE (Chemicals)	13,546,648
156,467	Bayer AG (Pharmaceuticals)	12,557,335
48,177	Beiersdorf AG (Personal Products)	5,471,301
18,252	Deutsche Boerse AG (Capital Markets)	2,962,728
207,304	Deutsche Post AG (Air Freight & Logistics)	7,232,808
87,782	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	1,885,816
27,624	Merck KGaA (Pharmaceuticals)	3,542,210
6,826	MTU Aero Engines AG (Aerospace & Defense)	2,067,356
69,950	ProSiebenSat.1 Media SE (Media)	929,772
114,947	SAP SE (Software)	14,969,677
80,355	Siemens AG* (Industrial Conglomerates)	9,910,833

		79,297,239

Hong Kong – 3.1%
1,324,800	AIA Group Ltd. (Insurance)	13,127,371
887,514	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	1,365,228
1,339,664	China Mobile Ltd. (Wireless Telecommunication Services)	11,011,571

		25,504,170

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – 1.5%
89,478	HDFC Bank Ltd. ADR (Banks)	$ 5,125,300
91,123	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	3,079,596
133,879	Tata Consultancy Services Ltd. (IT Services)	3,900,657

		12,105,553

Ireland – 2.2%
33,419	Accenture PLC Class A (IT Services)	6,857,913
17,147	ICON PLC* (Life Sciences Tools & Services)	2,891,327
102,429	Ryanair Holdings PLC ADR* (Airlines)	8,871,376

		18,620,616

Israel* – 0.4%
28,669	Check Point Software Technologies Ltd. (Software)	3,277,153

Italy – 2.2%
160,072	Eni SpA (Oil, Gas & Consumable Fuels)	2,242,221
1,271,341	Intesa Sanpaolo SpA (Banks)	3,157,394
941,231	UniCredit SpA (Banks)	12,572,305

		17,971,920

Japan – 11.2%
48,100	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	1,266,035
35,000	Daikin Industries Ltd. (Building Products)	4,931,757
30,800	Denso Corp. (Auto Components)	1,263,482
42,700	East Japan Railway Co. (Road & Rail)	3,759,800
68,700	FANUC Corp. (Machinery)	12,512,322
89,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	3,389,787
78,900	Hoya Corp. (Health Care Equipment & Supplies)	7,551,157
129,600	Japan Tobacco, Inc. (Tobacco)	2,740,322
188,900	KDDI Corp. (Wireless Telecommunication Services)	5,708,379
14,000	Keyence Corp. (Electronic Equipment, Instruments & Components)	4,706,196
13,100	Koito Manufacturing Co. Ltd. (Auto Components)	568,493
227,400	Kubota Corp. (Machinery)	3,560,990
61,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,040,939

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
34,800	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	$ 1,970,195
367,600	Olympus Corp. (Health Care Equipment & Supplies)	5,939,401
13,100	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,498,164
72,200	Sompo Holdings, Inc. (Insurance)	2,697,666
166,800	Sumitomo Mitsui Financial Group, Inc. (Banks)	5,864,585
323,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	12,411,973
162,100	Terumo Corp. (Health Care Equipment & Supplies)	5,834,912

		92,216,555

Mexico – 0.5%
109,369	Grupo Financiero Banorte SAB de CV Class O (Banks)	671,940
1,245,565	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,615,636

		4,287,576

Netherlands – 3.2%
103,247	Akzo Nobel NV (Chemicals)	9,743,161
17,430	ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,891,904
677,137	ING Groep NV (Banks)	7,351,816
51,392	QIAGEN NV* (Life Sciences Tools & Services)	1,716,532
49,531	Randstad NV (Professional Services)	2,844,862

		26,548,275

Portugal – 0.2%
88,997	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	1,344,793

Singapore – 0.4%
173,300	DBS Group Holdings Ltd. (Banks)	3,192,367

South Korea – 2.2%
8,366	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	9,746,103
7,850	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	844,870
342,411	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	7,262,537

		17,853,510

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – 1.7%
131,785	Amadeus IT Group SA (IT Services)	$ 10,332,743
1,243,540	CaixaBank SA (Banks)	3,634,580

		13,967,323

Sweden – 0.8%
110,141	Atlas Copco AB Class A (Machinery)	3,898,332
79,479	Essity AB Class B (Household Products)	2,523,133

		6,421,465

Switzerland – 11.7%
449,635	ABB Ltd. (Electrical Equipment)	10,468,372
88,673	Alcon, Inc.* (Health Care Equipment & Supplies)	5,238,605
805,679	Aryzta AG* (Food Products)	807,633
33,986	Chubb Ltd. (Insurance)	5,165,532
90,190	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	6,549,843
6,625	Geberit AG (Building Products)	3,496,221
43,472	Julius Baer Group Ltd.* (Capital Markets)	2,172,193
160,062	Nestle SA (Food Products)	17,653,654
145,732	Novartis AG (Pharmaceuticals)	13,767,025
46,469	Roche Holding AG (Pharmaceuticals)	15,588,879
38,899	Sika AG (Chemicals)	6,995,028
360,202	UBS Group AG (Capital Markets)	4,473,570
10,831	Zurich Insurance Group AG (Insurance)	4,496,139

		96,872,694

Taiwan – 1.3%
203,629	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	10,983,748

United Kingdom – 19.3%
111,639	Amcor PLC (Containers & Packaging)	1,173,166
66,455	AstraZeneca PLC (Pharmaceuticals)	6,501,130
854,921	Aviva PLC (Insurance)	4,480,205
1,223,666	Balfour Beatty PLC (Construction & Engineering)	4,286,951
4,641,432	Barclays PLC (Banks)	10,249,740
1,338,019	BP PLC (Oil, Gas & Consumable Fuels)	8,055,011
256,801	British American Tobacco PLC (Tobacco)	11,323,616
8,460	Coca-Cola European Partners PLC (Beverages)	445,081
379,221	Compass Group PLC (Hotels, Restaurants & Leisure)	9,375,179
124,835	Diageo PLC (Beverages)	4,936,363

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
375,462	Experian PLC (Professional Services)	$ 13,069,068
101,977	Johnson Matthey PLC (Chemicals)	3,496,389
57,134	Linde PLC (Chemicals)	11,636,941
2,409,321	Lloyds Banking Group PLC (Banks)	1,798,640
56,555	M&G PLC* (Diversified Financial Services)	178,462
233,271	Micro Focus International PLC (Software)	3,132,710
402,413	Prudential PLC (Insurance)	7,155,052
44,778	Reckitt Benckiser Group PLC (Household Products)	3,706,423
363,043	RELX PLC (Professional Services)	9,623,614
46,904	Rio Tinto PLC (Metals & Mining)	2,508,154
1,318,968	Rolls-Royce Holdings PLC* (Aerospace & Defense)	11,617,908
291,262	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	7,653,375
165,913	Smith & Nephew PLC (Health Care Equipment & Supplies)	3,992,016
88,142	Smiths Group PLC (Industrial Conglomerates)	1,959,819
311,497	SSE PLC (Electric Utilities)	6,200,589
702,393	Tesco PLC (Food & Staples Retailing)	2,284,546
3,665,159	Vodafone Group PLC (Wireless Telecommunication Services)	7,201,002
141,929	WPP PLC (Media)	1,764,681

		159,805,831

United States – 2.6%
16,206	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	3,879,554
5,060	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	3,831,331
304,046	Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	4,737,368
38,039	ResMed, Inc. (Health Care Equipment & Supplies)	6,047,060
64,116	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	2,761,476

		21,256,789

TOTAL COMMON STOCKS (Cost $672,415,949)		$783,121,460

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – 1.9%
Germany – 1.9%
Volkswagen AG (Automobiles)
88,745	2.820%	$ 15,921,978
(Cost $13,609,720)

Investment Company(a) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
25,470,524	1.535%	$ 25,470,524
(Cost $25,470,524)

TOTAL INVESTMENTS – 99.8% (Cost $711,496,193)		$824,513,962

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		1,807,381

NET ASSETS – 100.0%		$826,321,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Currency Abbreviations:
MXN	— Mexican Peso
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depository Receipt
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

State Street Bank and Trust	MXN	8,818,249	USD	467,797	02/05/20	$(1,457)

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.5%
Aerospace & Defense – 5.0%
15,877	Airbus SE	$ 2,331,758
8,914	General Dynamics Corp.	1,563,872
14,202	Raytheon Co.	3,137,790
10,215	Safran SA	1,647,037

		8,680,457

Air Freight & Logistics – 0.4%
4,400	FedEx Corp.	636,416

Auto Components – 0.3%
6,890	Aptiv PLC	584,203

Banks – 6.6%
79,441	Bank of America Corp.	2,608,048
7,625	Citigroup, Inc.	567,376
40,884	JPMorgan Chase & Co.	5,411,406
17,036	Truist Financial Corp.	878,547
43,787	Wells Fargo & Co.	2,055,362

		11,520,739

Beverages – 1.3%
1,540	Constellation Brands, Inc. Class A	289,982
35,005	The Coca-Cola Co.	2,044,292

		2,334,274

Biotechnology – 2.8%
15,825	AbbVie, Inc.	1,282,141
16,712	Amgen, Inc.	3,610,628

		4,892,769

Building Products – 1.0%
16,530	Armstrong World Industries, Inc.	1,658,455

Capital Markets – 3.9%
40,175	Ares Capital Corp.	756,093
94,411	GAM Holding AG*	291,410
14,920	Intercontinental Exchange, Inc.	1,488,121
3,076	London Stock Exchange Group PLC	317,876
1,380	Moody’s Corp.	354,370
5,205	S&P Global, Inc.	1,528,865
25,925	The Charles Schwab Corp.	1,180,884
11,916	Tradeweb Markets, Inc. Class A	550,281
23,700	Virtu Financial, Inc. Class A	395,553

		6,863,453

Chemicals – 1.1%
3,540	The Sherwin-Williams Co.	1,971,745

Commercial Services & Supplies* – 0.5%
1,190	Copart, Inc.	120,738
14,824	IAA, Inc.	700,582

		821,320

Communications Equipment – 1.6%
35,323	Cisco Systems, Inc.	1,623,798
6,525	Motorola Solutions, Inc.	1,154,925

		2,778,723

Shares	Description	Value

Common Stocks – (continued)
Construction Materials – 1.0%
12,004	Vulcan Materials Co.	$ 1,700,127

Consumer Finance – 3.3%
44,163	American Express Co.	5,735,449

Diversified Financial Services* – 4.1%
32,076	Berkshire Hathaway, Inc. Class B	7,198,817

Diversified Telecommunication Services(a) – 1.7%
58,308	Cellnex Telecom SA	2,899,958

Electronic Equipment, Instruments & Components* – 1.3%
24,220	Keysight Technologies, Inc.	2,252,218

Entertainment – 5.2%
29,096	Electronic Arts, Inc.*	3,140,040
27,047	The Walt Disney Co.	3,740,871
43,781	World Wrestling Entertainment, Inc. Class A	2,140,015

		9,020,926

Equity Real Estate Investment Trusts (REITs) – 1.2%
4,630	Crown Castle International Corp.	693,759
64,365	The Macerich Co.	1,435,983

		2,129,742

Food & Staples Retailing – 1.9%
90,434	BJ’s Wholesale Club Holdings, Inc.*	1,855,706
28,438	Walgreens Boots Alliance, Inc.	1,446,072

		3,301,778

Food Products – 0.1%
4,450	General Mills, Inc.	232,379

Health Care Equipment & Supplies – 10.5%
31,823	Abbott Laboratories	2,773,056
36,487	Alcon, Inc.*	2,150,544
18,875	Baxter International, Inc.	1,684,027
6,788	Becton Dickinson & Co.	1,867,922
40,388	Boston Scientific Corp.*	1,691,046
9,072	Danaher Corp.	1,459,413
22,592	Envista Holdings Corp.*	668,497
51,553	Medtronic PLC	5,951,278

		18,245,783

Health Care Providers & Services – 1.1%
6,243	HCA Healthcare, Inc.	866,528
3,550	UnitedHealth Group, Inc.	967,198

		1,833,726

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.3%
7,660	McDonald’s Corp.	$ 1,639,010
7,902	Starbucks Corp.	670,327

		2,309,337

Household Durables – 3.9%
38,951	Lennar Corp. Class A	2,584,788
1,102	NVR, Inc.*	4,206,301

		6,791,089

Industrial Conglomerates – 0.9%
3,929	Roper Technologies, Inc.	1,499,542

Insurance – 1.0%
34,685	Aflac, Inc.	1,788,705

Interactive Media & Services* – 2.0%
1,638	Alphabet, Inc. Class A	2,346,894
5,295	Facebook, Inc. Class A	1,069,113

		3,416,007

Internet & Direct Marketing Retail – 1.4%
459	Booking Holdings, Inc.*	840,222
48,709	eBay, Inc.	1,634,674

		2,474,896

IT Services – 3.4%
8,749	Accenture PLC Class A	1,795,382
8,980	Fiserv, Inc.*	1,065,118
5,300	International Business Machines Corp.	761,769
2,740	Mastercard, Inc. Class A	865,675
6,134	PayPal Holdings, Inc.*	698,601
10,152	Perspecta, Inc.	284,967
24,505	Sabre Corp.	527,838

		5,999,350

Leisure Products – 0.4%
10,662	Brunswick Corp.	670,107

Life Sciences Tools & Services – 1.4%
7,582	IQVIA Holdings, Inc.*	1,177,106
3,272	PRA Health Sciences, Inc.*	331,486
2,825	Thermo Fisher Scientific, Inc.	884,762

		2,393,354

Machinery – 0.4%
9,013	The Toro Co.	721,220

Media – 3.0%
41,601	Comcast Corp. Class A	1,796,747
117,824	Discovery, Inc. Class A*	3,447,530

		5,244,277

Metals & Mining – 0.4%
23,525	Wheaton Precious Metals Corp.	692,811

Multiline Retail – 2.5%
6,025	Dollar Tree, Inc.*	524,597
35,236	Target Corp.	3,902,034

		4,426,631

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 2.7%
55,025	Cameco Corp.	$ 444,052
176,400	Kosmos Energy Ltd.	901,404
69,538	Occidental Petroleum Corp.	2,762,049
3,925	Pioneer Natural Resources Co.	529,875

		4,637,380

Pharmaceuticals – 4.5%
116,991	Elanco Animal Health, Inc.*	3,615,022
4,450	Johnson & Johnson	662,471
24,524	Merck & Co., Inc.	2,095,331
40,787	Pfizer, Inc.	1,518,908

		7,891,732

Real Estate Management & Development – 0.3%
3,340	Jones Lang LaSalle, Inc.	567,199

Road & Rail – 0.7%
20,825	Knight-Swift Transportation Holdings, Inc.	772,191
851	Old Dominion Freight Line, Inc.	166,992
1,622	Union Pacific Corp.	291,019

		1,230,202

Semiconductors & Semiconductor Equipment – 5.2%
14,960	Analog Devices, Inc.	1,641,860
15,300	Micron Technology, Inc.*	812,277
50,755	QUALCOMM, Inc.	4,329,909
13,301	Skyworks Solutions, Inc.	1,505,008
6,250	Texas Instruments, Inc.	754,063

		9,043,117

Software – 2.2%
5,150	Check Point Software Technologies Ltd.*	588,697
14,952	Microsoft Corp.	2,545,279
7,220	Varonis Systems, Inc.*	604,025

		3,738,001

Specialty Retail – 2.8%
10,316	Lowe’s Cos., Inc.	1,199,132
16,100	The Home Depot, Inc.	3,672,410

		4,871,542

Wireless Telecommunication Services – 0.2%
151,238	Vodafone Group PLC	297,140

TOTAL COMMON STOCKS (Cost $129,522,604)		$167,997,096

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 4.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
7,227,883	1.535%	$ 7,227,883
(Cost $7,227,883)

TOTAL INVESTMENTS – 100.6% (Cost $136,750,487)		$175,224,979

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(1,080,110)

NET ASSETS – 100.0%		$174,144,869

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Currency Abbreviations:
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
PLC	— Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	EUR	103,000	USD	113,843	03/18/20	$731
	GBP	468,000	USD	617,506	03/18/20	1,294
	USD	6,990,720	EUR	6,240,000	03/18/20	49,504
	USD	1,512,593	GBP	1,132,000	03/18/20	15,838

TOTAL						$67,367

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	69,000	USD	77,867	03/18/20	$(1,114)
	GBP	251,000	USD	333,928	03/18/20	(2,050)
	USD	276,500	CHF	270,000	03/18/20	(4,771)
	USD	173,388	EUR	156,000	03/18/20	(142)
	USD	90,522	GBP	69,000	03/18/20	(711)

TOTAL						$(8,788)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Aerospace & Defense – 1.9%
11,800	AAR Corp.	$ 502,444
13,100	Aerojet Rocketdyne Holdings, Inc.*	682,117
30,362	BWX Technologies, Inc.	1,930,720
4,872	Curtiss-Wright Corp.	708,535
7,740	HEICO Corp.	947,608
20,570	Hexcel Corp.	1,526,705
6,461	Mercury Systems, Inc.*	495,882
6,100	Moog, Inc. Class A	546,621

		7,340,632

Air Freight & Logistics* – 0.1%
44,500	Radiant Logistics, Inc.	214,935

Airlines – 0.2%
3,300	Hawaiian Holdings, Inc.	92,004
4,400	Mesa Air Group, Inc.*	37,576
13,237	Spirit Airlines, Inc.*	543,644

		673,224

Auto Components – 0.8%
46,000	Adient PLC*	1,182,660
8,400	Dana, Inc.	129,444
13,149	LCI Industries	1,419,698
18,800	Modine Manufacturing Co.*	132,164
9,211	Standard Motor Products, Inc.	447,470

		3,311,436

Banks – 6.9%
1,100	ACNB Corp.	35,255
6,000	Amalgamated Bank Class A	103,440
1,700	Ameris Bancorp	68,323
42,769	BankUnited, Inc.	1,411,377
11,700	Berkshire Hills Bancorp, Inc.	329,355
52,967	Boston Private Financial Holdings, Inc.	603,824
2,900	Bridge Bancorp, Inc.	88,015
81,036	Cadence BanCorp.	1,266,593
15,900	Cathay General Bancorp	573,354
21,329	CenterState Bank Corp.	481,182
1,200	Century Bancorp, Inc. Class A	103,200
22,523	Columbia Banking System, Inc.	871,640
13,900	ConnectOne Bancorp, Inc.	328,179
2,300	Customers Bancorp, Inc.*	49,174
10,200	Financial Institutions, Inc.	314,262
65,300	First Bancorp (Banks)	707,550
1,800	First Busey Corp.	45,900
1,462	First Citizens BancShares, Inc. Class A	770,211
14,800	First Commonwealth Financial Corp.	200,096
69,275	First Hawaiian, Inc.	2,013,131
22,857	First Merchants Corp.	908,566
27,874	First Midwest Bancorp, Inc.	555,807
3,900	Great Western Bancorp, Inc.	115,245
20,300	Hancock Whitney Corp.	806,722
54,202	Hanmi Financial Corp.	911,678
2,500	Heartland Financial USA, Inc.	122,275
31,300	Hilltop Holdings, Inc.	708,632
13,900	IBERIABANK Corp.	1,010,669

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
6,700	Independent Bank Group, Inc.	$ 358,584
13,100	International Bancshares Corp.	516,140
6,600	Live Oak Bancshares, Inc.	115,368
8,200	Midland States Bancorp, Inc.	216,644
6,100	MidWestOne Financial Group, Inc.	197,274
36,100	OFG Bancorp	711,531
5,100	Old Second Bancorp, Inc.	62,653
13,955	Peapack Gladstone Financial Corp.	407,905
8,932	Preferred Bank	536,902
21,541	Prosperity Bancshares, Inc.	1,512,178
9,100	QCR Holdings, Inc.	374,010
9,300	Sandy Spring Bancorp, Inc.	323,640
5,500	SB One Bancorp	131,450
2,100	Sierra Bancorp	56,238
37,800	Simmons First National Corp. Class A	906,444
8,000	Southern National Bancorp of Virginia, Inc.	124,240
35,496	Synovus Financial Corp.	1,243,070
42,100	The Bancorp, Inc.*	498,043
28,000	The Bank of NT Butterfield & Son Ltd.	930,160
35,344	Umpqua Holdings Corp.	597,314
12,100	Univest Financial Corp.	300,564
27,052	Webster Financial Corp.	1,213,553

		26,837,560

Biotechnology* – 3.7%
29,800	ACADIA Pharmaceuticals, Inc.	1,190,212
7,999	Acceleron Pharma, Inc.	726,149
4,800	Anika Therapeutics, Inc.	197,328
11,200	Arrowhead Pharmaceuticals, Inc.	469,392
42,700	Athenex, Inc.	571,753
15,201	Biohaven Pharmaceutical Holding Co. Ltd.	737,096
4,800	BioSpecifics Technologies Corp.	283,584
7,731	Blueprint Medicines Corp.	490,532
116,500	Catalyst Pharmaceuticals, Inc.	478,815
17,616	Coherus Biosciences, Inc.	317,793
20,100	Concert Pharmaceuticals, Inc.	214,668
56,700	CytomX Therapeutics, Inc.	420,714
7,600	Dicerna Pharmaceuticals, Inc.	150,062
3,500	Eagle Pharmaceuticals, Inc.	188,370
17,400	Emergent BioSolutions, Inc.	958,566
25,500	FibroGen, Inc.	1,067,175
10,330	Global Blood Therapeutics, Inc.	674,136
37,100	Halozyme Therapeutics, Inc.	704,158
15,336	Iovance Biotherapeutics, Inc.	333,405
12,000	Ironwood Pharmaceuticals, Inc.	144,960
14,095	Kura Oncology, Inc.	165,475
11,463	Neurocrine Biosciences, Inc.	1,147,217
6,300	Principia Biopharma, Inc.	331,695
11,400	Prothena Corp. PLC	138,738
1,700	PTC Therapeutics, Inc.	87,550
42,100	Retrophin, Inc.	650,866
12,100	Spectrum Pharmaceuticals, Inc.	30,613
10,300	Syndax Pharmaceuticals, Inc.	96,614
11,400	Ultragenyx Pharmaceutical, Inc.	599,070
800	United Therapeutics Corp.	78,136
58,800	Vanda Pharmaceuticals, Inc.	749,700

		14,394,542

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Building Products – 0.8%
1,500	Advanced Drainage Systems, Inc.	$ 62,355
8,500	American Woodmark Corp.*	932,025
27,100	Builders FirstSource, Inc.*	671,945
20,300	JELD-WEN Holding, Inc.*	484,764
21,900	Universal Forest Products, Inc.	1,049,010

		3,200,099

Capital Markets – 1.4%
42,079	Ares Management Corp. Class A	1,517,369
64,700	Brightsphere Investment Group, Inc.*	595,887
27,800	Donnelley Financial Solutions, Inc.*	251,868
11,683	Evercore, Inc. Class A	895,151
11,755	Hamilton Lane, Inc. Class A	763,487
7,000	Oppenheimer Holdings, Inc. Class A	192,850
17,900	Stifel Financial Corp.	1,157,951
1,900	Virtus Investment Partners, Inc.	233,757

		5,608,320

Chemicals – 2.2%
29,169	Ferro Corp.*	399,032
22,200	Koppers Holdings, Inc.*	696,636
40,700	Kronos Worldwide, Inc.	441,188
21,217	Minerals Technologies, Inc.	1,148,476
23,647	Olin Corp.	351,631
22,100	Orion Engineered Carbons SA	346,970
20,400	PolyOne Corp.	676,872
79,722	PQ Group Holdings, Inc.*	1,220,544
713	Quaker Chemical Corp.	118,372
39,877	Trinseo SA	1,145,267
103,143	Valvoline, Inc.	2,174,255

		8,719,243

Commercial Services & Supplies – 4.8%
55,513	ABM Industries, Inc.	2,117,266
131,021	ACCO Brands Corp.	1,132,022
18,300	CECO Environmental Corp.*	139,080
18,700	Deluxe Corp.	901,340
3,700	HNI Corp.	133,089
65,173	IAA, Inc.*	3,080,076
64,650	KAR Auction Services, Inc.	1,358,943
32,400	Knoll, Inc.	802,224
7,675	MSA Safety, Inc.	1,040,730
16,300	SP Plus Corp.*	681,503
48,700	Steelcase, Inc. Class A	906,307
19,352	Tetra Tech, Inc.	1,656,531
3,500	UniFirst Corp.	713,755
43,871	Waste Connections, Inc.	4,225,216

		18,888,082

Shares	Description	Value

Common Stocks – (continued)
Communications Equipment – 0.7%
44,682	Ciena Corp.*	$ 1,817,217
8,100	Comtech Telecommunications Corp.	234,171
2,500	Digi International, Inc.*	39,487
55,600	Extreme Networks, Inc.*	328,040
4,900	NetScout Systems, Inc.*	125,979

		2,544,894

Construction & Engineering – 1.1%
61,768	Aegion Corp.*	1,290,951
12,200	EMCOR Group, Inc.	1,002,474
14,600	MasTec, Inc.*	843,150
19,900	Primoris Services Corp.	424,467
4,200	Sterling Construction Co., Inc.*	55,335
46,984	Tutor Perini Corp.*	529,040

		4,145,417

Construction Materials – 0.1%
2,000	Eagle Materials, Inc.	182,340
14,900	Forterra, Inc.*	192,955

		375,295

Consumer Finance – 2.3%
14,900	Encore Capital Group, Inc.*	505,855
13,076	FirstCash, Inc.	1,137,220
110,501	Navient Corp.	1,589,004
16,408	Nelnet, Inc. Class A	939,522
21,145	PRA Group, Inc.*	747,687
7,800	Regional Management Corp.*	214,890
344,789	SLM Corp.	3,765,096

		8,899,274

Containers & Packaging – 1.2%
209,940	Graphic Packaging Holding Co.	3,281,362
14,800	Greif, Inc. Class A	598,216
55,280	O-I Glass, Inc.	697,634

		4,577,212

Diversified Consumer Services – 2.2%
11,300	Adtalem Global Education, Inc.*	389,963
23,859	Bright Horizons Family Solutions, Inc.*	3,906,434
10,000	Carriage Services, Inc.	236,700
42,575	Chegg, Inc.*	1,755,367
2,800	Collectors Universe, Inc.	68,768
18,800	frontdoor, Inc.*	800,504
36,000	Laureate Education, Inc. Class A*	750,240
28,800	Perdoceo Education Corp.*	512,064

		8,420,040

Diversified Financial Services – 0.3%
3,200	Cannae Holdings, Inc.*	130,112
93,800	FGL Holdings	905,170

		1,035,282

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Telecommunication Services – 0.7%
1,100	ATN International, Inc.	$ 63,657
38,301	GCI Liberty, Inc. Class A*	2,802,867

		2,866,524

Electric Utilities – 0.5%
11,500	ALLETE, Inc.	960,020
1,400	MGE Energy, Inc.	111,902
16,200	Portland General Electric Co.	996,300

		2,068,222

Electrical Equipment – 0.9%
23,300	Atkore International Group, Inc.*	925,010
200	AZZ, Inc.	8,252
33,965	EnerSys	2,444,121

		3,377,383

Electronic Equipment, Instruments & Components – 3.1%
11,344	Anixter International, Inc.*	1,107,174
35,425	Belden, Inc.	1,745,390
17,400	Benchmark Electronics, Inc.	535,572
3,000	ePlus, Inc.*	239,160
36,755	Insight Enterprises, Inc.*	2,421,052
12,300	Itron, Inc.*	1,005,525
6,266	Littelfuse, Inc.	1,108,518
5,300	Methode Electronics, Inc.	173,575
1,700	MTS Systems Corp.	86,173
2,500	PC Connection, Inc.	124,600
1,900	Sanmina Corp.*	60,496
4,600	ScanSource, Inc.*	160,494
18,928	SYNNEX Corp.	2,607,521
5,200	Tech Data Corp.*	748,488

		12,123,738

Energy Equipment & Services – 0.7%
18,779	Apergy Corp.*	485,625
31,600	Archrock, Inc.	263,860
46,223	Cactus, Inc. Class A	1,332,147
27,200	Matrix Service Co.*	547,264

		2,628,896

Entertainment – 0.6%
2,900	IMAX Corp.*	47,966
7,600	The Marcus Corp.	221,540
366,291	Zynga, Inc. Class A*	2,205,072

		2,474,578

Equity Real Estate Investment Trusts (REITs) – 3.0%
8,600	American Assets Trust, Inc.	391,816
12,200	Armada Hoffler Properties, Inc.	223,748
14,100	Ashford Hospitality Trust, Inc.	34,686
30,600	Braemar Hotels & Resorts, Inc.	244,188
9,300	Cedar Realty Trust, Inc.	24,180
5,997	Chatham Lodging Trust	98,051
22,600	City Office REIT, Inc.	305,552
116,940	Colony Capital, Inc.	546,110
42,000	CoreCivic, Inc.	669,900
10,911	Cousins Properties, Inc.	446,587
86,200	DiamondRock Hospitality Co.	833,554
81,100	Diversified Healthcare Trust	626,092

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
31,000	Franklin Street Properties Corp.	$ 235,600
18,700	Hersha Hospitality Trust	242,539
46,900	Kite Realty Group Trust	806,680
34,900	Paramount Group, Inc.	490,694
7,000	Piedmont Office Realty Trust, Inc. Class A	162,330
59,600	RLJ Lodging Trust	927,376
12,300	Ryman Hospitality Properties, Inc.	1,045,869
34,700	Sabra Health Care REIT, Inc.	746,050
9,752	Spirit Realty Capital, Inc.	514,711
61,900	Sunstone Hotel Investors, Inc.	784,892
39,700	The Geo Group, Inc.	627,260
33,300	Xenia Hotels & Resorts, Inc.	622,377

		11,650,842

Food & Staples Retailing – 0.5%
8,207	Casey’s General Stores, Inc.	1,320,178
15,100	Performance Food Group Co.*	782,029

		2,102,207

Food Products – 1.4%
50,000	Darling Ingredients, Inc.*	1,356,500
22,713	Fresh Del Monte Produce, Inc.	712,734
8,100	John B. Sanfilippo & Son, Inc.	682,830
33,256	Nomad Foods Ltd.*	671,106
84,599	The Hain Celestial Group, Inc.*	2,048,142

		5,471,312

Gas Utilities – 0.5%
4,000	Chesapeake Utilities Corp.	384,840
10,100	New Jersey Resources Corp.	417,332
12,600	Spire, Inc.	1,062,432

		1,864,604

Health Care Equipment & Supplies – 2.6%
30,500	AngioDynamics, Inc.*	419,985
440	Atrion Corp.	316,444
9,400	CONMED Corp.	955,792
19,342	Envista Holdings Corp.*	572,330
12,395	Establishment Labs Holdings, Inc.*	338,135
15,200	Globus Medical, Inc. Class A*	794,656
5,700	Haemonetics Corp.*	612,123
12,400	Integer Holdings Corp.*	1,058,960
38,053	Integra LifeSciences Holdings Corp.*	2,094,437
44,100	Lantheus Holdings, Inc.*	772,191
4,700	LivaNova PLC*	319,459
25,400	Natus Medical, Inc.*	794,766
3,428	OrthoPediatrics Corp.*	157,448
12,200	Quidel Corp.*	936,960
2,900	Varex Imaging Corp.*	80,185

		10,223,871

Health Care Providers & Services – 1.5%
3,542	Chemed Corp.	1,654,256
13,460	HealthEquity, Inc.*	889,167
12,600	Magellan Health, Inc.*	922,446
11,400	MEDNAX, Inc.*	262,998

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
1,600	National HealthCare Corp.	$ 134,272
20,281	Patterson Cos., Inc.	446,385
38,900	Select Medical Holdings Corp.*	888,476
18,600	Tenet Healthcare Corp.*	588,504
8,263	Triple-S Management Corp. Class B*	145,594

		5,932,098

Health Care Technology – 1.5%
86,900	Allscripts Healthcare Solutions, Inc.*	745,602
122,909	Change Healthcare, Inc.*	1,907,548
9,600	Computer Programs & Systems, Inc.	249,600
24,600	NextGen Healthcare, Inc.*	340,956
9,500	Omnicell, Inc.*	772,160
23,028	Phreesia, Inc.*	713,868
10,300	Simulations Plus, Inc.	335,574
10,897	Tabula Rasa HealthCare, Inc.*	632,789

		5,698,097

Hotels, Restaurants & Leisure – 1.9%
9,700	BBX Capital Corp.	37,636
20,300	Brinker International, Inc.	866,607
14,100	Century Casinos, Inc.*	117,453
23,394	Choice Hotels International, Inc.	2,344,079
10,400	Del Taco Restaurants, Inc.*	78,416
20,300	Everi Holdings, Inc.*	253,750
65,931	Extended Stay America, Inc.	851,828
8,400	Hilton Grand Vacations, Inc.*	268,044
38,077	Lindblad Expeditions Holdings, Inc.*	627,890
500	Marriott Vacations Worldwide Corp.	60,120
6,200	Penn National Gaming, Inc.*	184,946
14,200	Scientific Games Corp. Class A*	352,728
11,476	Six Flags Entertainment Corp.	437,580
4,500	Target Hospitality Corp.*	24,615
8,500	Texas Roadhouse, Inc.	531,250
16,640	The Habit Restaurants, Inc. Class A*	231,462
11,000	Twin River Worldwide Holdings, Inc.	293,150

		7,561,554

Household Durables – 1.6%
4,600	Beazer Homes USA, Inc.*	63,250
2,600	Cavco Industries, Inc.*	582,452
11,537	La-Z-Boy, Inc.	353,494
22,700	M/I Homes, Inc.*	1,007,653
14,800	Meritage Homes Corp.*	1,050,208
24,254	TopBuild Corp.*	2,777,325
23,200	TRI Pointe Group, Inc.*	377,232
1,700	Universal Electronics, Inc.*	84,201

		6,295,815

Shares	Description	Value

Common Stocks – (continued)
Household Products – 0.7%
49,022	Energizer Holdings, Inc.	$ 2,267,758
8,087	Spectrum Brands Holdings, Inc.	496,622

		2,764,380

Insurance – 2.9%
38,500	American Equity Investment Life Holding Co.	1,016,785
38,205	Assured Guaranty Ltd.	1,751,317
9,405	Axis Capital Holdings Ltd.	604,271
147,000	Genworth Financial, Inc. Class A*	602,700
18,875	Global Indemnity Ltd.	595,129
28,200	Heritage Insurance Holdings, Inc.	340,092
94,296	National General Holdings Corp.	2,052,824
22,582	ProAssurance Corp.	685,815
3,800	Selective Insurance Group, Inc.	251,750
9,568	The Hanover Insurance Group, Inc.	1,325,934
10,300	Third Point Reinsurance Ltd.*	112,167
5,200	Universal Insurance Holdings, Inc.	126,568
1,620	White Mountains Insurance Group Ltd.	1,809,896

		11,275,248

Interactive Media & Services – 0.6%
74,600	Cars.com, Inc.*	870,582
51,400	Liberty TripAdvisor Holdings, Inc. Class A*	302,746
14,189	TripAdvisor, Inc.	387,643
28,333	Yelp, Inc.*	923,656

		2,484,627

Internet & Direct Marketing Retail* – 1.5%
29,500	1-800-Flowers.com, Inc. Class A	448,105
36,260	Despegar.com Corp.	537,011
32,430	Etsy, Inc.	1,582,908
24,800	Groupon, Inc.	71,424
66,852	MakeMyTrip Ltd.	1,537,596
10,600	Stamps.com, Inc.	789,594
30,717	Stitch Fix, Inc. Class A	703,419

		5,670,057

IT Services – 5.1%
6,876	Broadridge Financial Solutions, Inc.	819,276
13,200	Cardtronics PLC Class A*	594,000
18,974	EVERTEC, Inc.	636,957
85,473	Evo Payments, Inc. Class A*	2,368,457
91,234	Genpact Ltd.	4,038,929
38,600	KBR, Inc.	1,049,920
20,023	MAXIMUS, Inc.	1,436,650
39,200	Perspecta, Inc.	1,100,344
16,541	Science Applications International Corp.	1,451,804
48,936	Sykes Enterprises, Inc.*	1,643,760
54,593	TTEC Holdings, Inc.	2,168,434
20,000	Virtusa Corp.*	832,800
7,439	WEX, Inc.*	1,613,668

		19,754,999

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – 0.4%
49,380	Clarus Corp.	$ 652,557
1,500	Johnson Outdoors, Inc. Class A	117,900
5,400	Malibu Boats, Inc. Class A*	236,466
28,900	MasterCraft Boat Holdings, Inc.*	507,773

		1,514,696

Life Sciences Tools & Services* – 2.1%
19,860	Charles River Laboratories International, Inc.	3,069,959
5,030	ICON PLC	848,158
5,700	Medpace Holdings, Inc.	487,635
61,405	NeoGenomics, Inc.	1,979,083
28,274	Syneos Health, Inc.	1,734,893

		8,119,728

Machinery – 2.7%
52,000	Commercial Vehicle Group, Inc.*	259,480
7,152	ESCO Technologies, Inc.	686,306
43,000	Gates Industrial Corp. PLC*	536,210
30,800	Hillenbrand, Inc.	894,124
7,649	IDEX Corp.	1,253,289
11,193	John Bean Technologies Corp.	1,264,697
21,400	Mueller Industries, Inc.	624,238
1,300	Park-Ohio Holdings Corp.	38,220
16,700	Rexnord Corp.*	545,255
5,600	Spartan Motors, Inc.	95,200
15,100	SPX Corp.*	740,957
1,800	Standex International Corp.	131,562
11,600	Terex Corp.	294,060
16,961	The Timken Co.	890,961
65,800	Wabash National Corp.	763,280
900	Watts Water Technologies, Inc. Class A	89,739
12,836	Woodward, Inc.	1,492,955

		10,600,533

Media – 0.5%
23,675	AMC Networks, Inc. Class A*	866,268
140,807	Entercom Communications Corp. Class A	559,004
6,400	Liberty Latin America Ltd. Class A*	106,752
17,300	Liberty Latin America Ltd. Class C*	291,505
4,200	TEGNA, Inc.	70,980

		1,894,509

Metals & Mining – 0.6%
42,200	Allegheny Technologies, Inc.*	727,950
19,900	Commercial Metals Co.	408,945
52,699	Ferroglobe Representation & Warranty Insurance Trust(a)	—
37,400	Ryerson Holding Corp.*	383,350
82,246	SunCoke Energy, Inc.	483,607
7,500	Worthington Industries, Inc.	275,850

		2,279,702

Shares	Description	Value

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 2.9%
16,600	AG Mortgage Investment Trust, Inc.	$ 263,110
25,885	Ares Commercial Real Estate Corp.	422,961
47,484	Blackstone Mortgage Trust, Inc. Class A	1,813,889
50,900	Colony Credit Real Estate, Inc.	633,705
45,800	Invesco Mortgage Capital, Inc.	801,042
42,400	Ladder Capital Corp.	778,040
254,649	MFA Financial, Inc.	1,986,262
46,442	Redwood Trust, Inc.	818,773
219,562	Two Harbors Investment Corp.	3,350,516
24,100	Western Asset Mortgage Capital Corp.	255,701

		11,123,999

Multi-Utilities – 0.1%
2,200	Avista Corp.	111,870
4,000	Black Hills Corp.	332,120

		443,990

Multiline Retail – 0.2%
23,100	Big Lots, Inc.	625,086

Oil, Gas & Consumable Fuels – 1.8%
24,900	Ardmore Shipping Corp.*	153,135
16,600	Berry Petroleum Corp.	113,710
53,300	CNX Resources Corp.*	385,359
700	Delek US Holdings, Inc.	19,222
8,500	DHT Holdings, Inc.	47,855
20,600	Dorian LPG Ltd.*	270,272
116,670	Enerplus Corp.	595,017
3,400	Green Plains, Inc.	42,398
203,734	Kosmos Energy Ltd.	1,041,081
31,400	Oasis Petroleum, Inc.*	70,650
4,700	Panhandle Oil and Gas, Inc.	33,981
29,793	Parsley Energy, Inc. Class A	495,755
20,400	QEP Resources, Inc.	64,668
7,900	SM Energy Co.	72,522
95,588	World Fuel Services Corp.	3,739,403

		7,145,028

Paper & Forest Products – 0.4%
4,100	Clearwater Paper Corp.*	115,620
42,002	Schweitzer-Mauduit International, Inc.	1,471,330

		1,586,950

Personal Products* – 0.2%
32,900	Edgewell Personal Care Co.	849,478

Pharmaceuticals* – 1.2%
44,100	Amneal Pharmaceuticals, Inc.	198,009
6,960	Baudax Bio, Inc.	58,255
34,047	Catalent, Inc.	2,080,272
20,200	Horizon Therapeutics PLC	696,698
10,700	Pacira BioSciences, Inc.	462,454
26,400	Recro Pharma, Inc.	435,336

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals* – (continued)
12,800	SIGA Technologies, Inc.	$ 65,920
27,500	Supernus Pharmaceuticals, Inc.	628,925

		4,625,869

Professional Services – 1.7%
19,459	ASGN, Inc.*	1,317,180
7,000	Barrett Business Services, Inc.	579,810
26,100	FTI Consulting, Inc.*	3,133,566
2,400	Heidrick & Struggles International, Inc.	68,208
9,134	Huron Consulting Group, Inc.*	591,974
12,700	Kelly Services, Inc. Class A	225,552
13,700	Kforce, Inc.	507,585
700	Korn Ferry	28,686

		6,452,561

Real Estate Management & Development – 0.5%
20,500	Cushman & Wakefield PLC*	394,010
88,700	Newmark Group, Inc. Class A	1,043,999
7,800	The RMR Group, Inc. Class A	359,346

		1,797,355

Road & Rail – 0.2%
13,830	Knight-Swift Transportation Holdings, Inc.	512,816
3,758	Landstar System, Inc.	416,199

		929,015

Semiconductors & Semiconductor Equipment – 1.2%
66,700	Amkor Technology, Inc.*	750,375
6,000	Cabot Microelectronics Corp.	873,060
11,900	FormFactor, Inc.*	301,189
22,540	Marvell Technology Group Ltd.	541,862
21,600	NeoPhotonics Corp.*	164,808
14,900	Rambus, Inc.*	236,463
11,900	Synaptics, Inc.*	793,611
37,300	Ultra Clean Holdings, Inc.*	858,273
10,500	Xperi Corp.	168,945

		4,688,586

Software – 5.6%
30,200	ACI Worldwide, Inc.*	1,040,390
4,252	Appfolio, Inc. Class A*	558,883
10,247	Aspen Technology, Inc.*	1,219,188
5,299	Blackbaud, Inc.	415,071
26,938	Blackline, Inc.*	1,647,797
7,200	Bottomline Technologies DE, Inc.*	385,920
20,000	CommVault Systems, Inc.*	900,400
10,800	Cornerstone OnDemand, Inc.*	635,040
39,939	Dynatrace, Inc.*	1,250,490
4,100	Envestnet, Inc.*	323,367
1,221	Fair Isaac Corp.*	491,306
13,024	Guidewire Software, Inc.*	1,465,200
7,300	j2 Global, Inc.	699,778
2,900	LogMeIn, Inc.	249,313
900	MicroStrategy, Inc. Class A*	136,827
49,574	Mimecast Ltd.*	2,529,761

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
48,400	Mitek Systems, Inc.*	$ 472,384
21,400	Progress Software Corp.	965,782
17,974	PROS Holdings, Inc.*	1,078,440
900	QAD, Inc. Class A	46,305
17,100	SPS Commerce, Inc.*	971,793
99,300	TiVo Corp.	722,904
48,832	Workiva, Inc.*	2,221,368
100,092	Zuora, Inc. Class A*	1,476,357

		21,904,064

Specialty Retail – 3.0%
2,200	Asbury Automotive Group, Inc.*	212,190
18,105	Foot Locker, Inc.	687,447
15,683	Group 1 Automotive, Inc.	1,580,376
46,047	Hudson Ltd. Class A*	505,135
29,212	Lithia Motors, Inc. Class A	3,962,316
4,600	Murphy USA, Inc.*	469,982
66,060	National Vision Holdings, Inc.*	2,253,967
32,700	Sally Beauty Holdings, Inc.*	501,945
32,300	Sonic Automotive, Inc. Class A	1,021,649
11,600	Tilly’s, Inc. Class A	98,600
13,600	Zumiez, Inc.*	423,912

		11,717,519

Technology Hardware, Storage & Peripherals* – 0.5%
64,500	Diebold Nixdorf, Inc.	742,395
38,828	NCR Corp.	1,309,280

		2,051,675

Textiles, Apparel & Luxury Goods – 0.8%
900	Deckers Outdoor Corp.*	171,819
2,600	G-III Apparel Group Ltd.*	70,746
40,271	Skechers U.S.A., Inc. Class A*	1,505,733
34,450	Steven Madden Ltd.	1,328,392
10,600	Vera Bradley, Inc.*	101,548

		3,178,238

Thrifts & Mortgage Finance – 3.2%
55,689	Essent Group Ltd.	2,762,731
5,500	Federal Agricultural Mortgage Corp. Class C	419,650
18,700	Flagstar Bancorp, Inc.	658,988
2,600	HomeStreet, Inc.*	83,486
6,000	Merchants Bancorp	118,080
46,118	NMI Holdings, Inc. Class A*	1,472,087
81,927	Radian Group, Inc.	2,006,392
10,300	Sterling Bancorp, Inc.	75,499
50,545	Walker & Dunlop, Inc.	3,354,672
40,262	Washington Federal, Inc.	1,368,908

		12,320,493

Tobacco – 0.3%
11,800	Turning Point Brands, Inc.	269,512
15,989	Universal Corp.	849,815

		1,119,327

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Trading Companies & Distributors – 2.8%
52,309	Air Lease Corp.	$ 2,246,148
66,738	BMC Stock Holdings, Inc.*	1,947,749
11,800	Foundation Building Materials, Inc.*	210,394
23,600	GMS, Inc.*	630,592
10,500	Herc Holdings, Inc.*	421,260
75,796	Nesco Holdings, Inc.*	325,923
13,800	Rush Enterprises, Inc. Class A	593,400
25,197	SiteOne Landscape Supply, Inc.*	2,432,770
42,664	WESCO International, Inc.*	2,065,364

		10,873,600

Water Utilities – 0.4%
5,000	American States Water Co.	442,800
2,000	Artesian Resources Corp. Class A	75,440
12,100	SJW Group	887,535

		1,405,775

Wireless Telecommunication Services – 0.0%
3,400	Shenandoah Telecommunications Co.	137,190

TOTAL COMMON STOCKS (Cost $320,961,327)		$372,859,505

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(b) – 0.1%
United States Treasury Bills
$ 210,000	0.000%	03/19/20	$ 209,601
(Cost $209,586)

Shares	Dividend Rate	Value

Investment Company(c) – 3.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,298,210	1.535%	$ 15,298,210
(Cost $15,298,210)

TOTAL INVESTMENTS – 99.8% (Cost $336,469,123)		$388,367,316

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		867,726

NET ASSETS – 100.0%		$389,235,042

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-mini Russell 2000 Index	44	03/20/20	$3,552,340	$(109,019)

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies. Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement(s) of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2020:

MULTI-MANAGER INTERNATIONAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$40,144,323	$141,937,240	$—
Australia and Oceania	—	8,534,424	—
Europe	35,524,206	510,226,920	—
North America	61,225,899	—	—
South America	1,450,426	—	—
Investment Company	25,470,524	—	—

Total	$163,815,378	$660,698,584	$—

Derivative Type

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,457)	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$588,697	$—	$—
Europe	10,481,407	7,785,179	—
North America	149,141,813	—	—
Investment Company	7,227,883	—	—

Total	$167,439,800	$7,785,179	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$67,367	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(8,788)	$—

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER U.S. SMALL CAP EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,537,596	$—	$—
Europe	3,071,566	—	—
North America	367,713,332	—	—
South America	537,011	—	—
Fixed Income
U.S. Treasury Obligations	209,601	—	—
Investment Company	15,298,210	—	—

Total	$388,367,316	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(109,019)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.